Financial Debt - Financial debt related to loan facility agreement and synthetic warrants agreement (Details)	Jul. 03, 2024 EUR (€) shares € / shares	Jul. 26, 2024 EUR (€)
Loan facility agreement with the European Investment Bank (EIB).
Disclosure of detailed information about borrowings
Notional amount	€ 37,500,000
Loan facility agreement with the European Investment Bank (EIB). | First tranche
Disclosure of detailed information about borrowings
Notional amount	€ 10,000,000
Borrowings		€ 10,000,000
Borrowings annual cash interest rate	5.00%
Borrowings, Capitalized Interest Rate	5.00%
Loan facility agreement with the European Investment Bank (EIB). | Second tranche
Disclosure of detailed information about borrowings
Notional amount	€ 13,750,000
Loan facility agreement with the European Investment Bank (EIB). | Third tranche
Disclosure of detailed information about borrowings
Notional amount	€ 13,750,000
Synthetic warrant
Disclosure of detailed information about borrowings
Warrants and rights outstanding	20 years
Synthetic warrant | First tranche
Disclosure of detailed information about borrowings
Warrants and rights outstanding	5 years
Number of warrants granted | shares	468,384
Class of warrant | € / shares	€ 8.54